Employee Benefit Plans Summary of all Directors' Restricted Stock Activity (Detail) - Non Employee Director Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested equity awards	$ 0.8	$ 0.9	$ 0.7
Number of Shares
Beginning of year	41,706	53,284	55,839
Add (deduct):
Granted	38,451	41,706	53,284
Vested	(41,706)	(53,284)	(55,839)
End of year	38,451	41,706	53,284
Weighted Average Grant Date Fair Value
Beginning of year	$ 62.23	$ 40.54	$ 33.24
Granted	73.43	62.23	40.54
Vested	62.23	40.54	33.24
End of year	$ 73.43	$ 62.23	$ 40.54